NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Decrease due to sale of equity interests in areas	$ (2)
Foreign currency exchange difference	(1)	(1)	$ (5)
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	95	109	107
Increases	13	41	15
Utilization	(2)	(1)	(4)
Decrease due to sale of equity interests in areas
Foreign currency exchange difference	(7)	(4)	(9)
Decreases	(46)	(50)
Provisions, ending	53	95	109
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	30	29	27
Increases	18	8	6
Utilization	(1)
Decrease due to sale of equity interests in areas	(11)	(1)
Foreign currency exchange difference
Decreases	(2)	(6)	(4)
Provisions, ending	34	30	29
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	18	17	17
Increases	5	2	3
Utilization			(1)
Decrease due to sale of equity interests in areas
Foreign currency exchange difference
Decreases	(1)	(1)	(2)
Provisions, ending	$ 22	$ 18	$ 17